Trade and other current receivables - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Current Receivables [Line Items]
Trade receivables	€ 4,852	€ 4,227
Other receivables	1,125	1,278
Reclaimable sales tax	563	582
Trade and other current receivables	7,346	6,011
Impairment provision	190	206	€ 222
The Magnum Ice Cream Company
Trade and Other Current Receivables [Line Items]
Trade and other current receivables	2,100
Current trade receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	165	179
Other current receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	15	16
Non-current trade and other receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	10	11
Financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	241	312
Non-financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	€ 884	€ 966